Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Effective tax rate		39.00%	32.00%	56.00%	17.00%	40.00%
Deferred tax liability charged on equity		$ 200,000
Pro forma effective income tax rate			47.00%	47.00%	20.00%	43.00%
Income tax expense (benefit)	(93,000)		563,000	(137,000)	(14,000)	35,000
Unrecognized tax benefits				0	0
Domestic Tax Authority [Member]
Income Tax [Line Items]
Net operating loss carryforwards				9,500,000
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Net operating loss carryforwards				$ 10,300,000